Fair Values Of Financial Instruments - Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets Explanatory (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share	$ 130
Sensitivity Analysis Measurement Percentage	100.00%	100.00%
EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 95
EBITDA Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 100
Sensitivity Analysis Measurement Percentage	100.00%	100.00%
EBITDA Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 105
WACC Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%
Range 1 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	10.00%	10.00%
Range 2 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	12.00%	12.00%
Range 3 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	15.00%	15.00%
Range 4 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	20.00%	20.00%
Historical volatility for shares, measurement input [member] | WACC Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	97.50%	97.50%
Historical volatility for shares, measurement input [member] | WACC Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%
Historical volatility for shares, measurement input [member] | WACC Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	102.50%	102.50%
Historical volatility for shares, measurement input [member] | Range 1 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 10.0
Sensitivity Analysis Measurement Percentage	2.00%	2.00%
Historical volatility for shares, measurement input [member] | Range 1 [Member] | EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 1.08
Historical volatility for shares, measurement input [member] | Range 1 [Member] | EBITDA Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		1.26
Historical volatility for shares, measurement input [member] | Range 1 [Member] | EBITDA Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 1.43
Historical volatility for shares, measurement input [member] | Range 1 [Member] | WACC Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	52020.50%	52020.50%
Historical volatility for shares, measurement input [member] | Range 1 [Member] | WACC Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	51368.30%	51368.30%
Historical volatility for shares, measurement input [member] | Range 1 [Member] | WACC Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	50727.00%	50727.00%
Historical volatility for shares, measurement input [member] | Range 2 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 12.0
Sensitivity Analysis Measurement Percentage	3.00%	3.00%
Historical volatility for shares, measurement input [member] | Range 2 [Member] | EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 1.16
Historical volatility for shares, measurement input [member] | Range 2 [Member] | EBITDA Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		1.30
Historical volatility for shares, measurement input [member] | Range 2 [Member] | EBITDA Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 1.48
Historical volatility for shares, measurement input [member] | Range 2 [Member] | WACC Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	54950.50%	54950.50%
Historical volatility for shares, measurement input [member] | Range 2 [Member] | WACC Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	54252.60%	54252.60%
Historical volatility for shares, measurement input [member] | Range 2 [Member] | WACC Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	53569.70%	53569.70%
Historical volatility for shares, measurement input [member] | Range 3 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 15.0
Sensitivity Analysis Measurement Percentage	4.00%	4.00%
Historical volatility for shares, measurement input [member] | Range 3 [Member] | EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 1.26
Historical volatility for shares, measurement input [member] | Range 3 [Member] | EBITDA Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		1.42
Historical volatility for shares, measurement input [member] | Range 3 [Member] | EBITDA Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 1.58
Historical volatility for shares, measurement input [member] | Range 3 [Member] | WACC Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	58413.10%	58413.10%
Historical volatility for shares, measurement input [member] | Range 3 [Member] | WACC Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	57664.80%	57664.80%
Historical volatility for shares, measurement input [member] | Range 3 [Member] | WACC Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity Analysis Measurement Percentage	56929.20%	56929.20%
Historical volatility for shares, measurement input [member] | Range 4 [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 20.0
Historical volatility for shares, measurement input [member] | Range 4 [Member] | EBITDA Range One [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		1.42
Historical volatility for shares, measurement input [member] | Range 4 [Member] | EBITDA Range Two [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		1.59
Historical volatility for shares, measurement input [member] | Range 4 [Member] | EBITDA Range Three [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Put Option Fair Value Per Share		$ 1.75